UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08062

Nicholas Equity Income Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650 Date of Fiscal Year End: 03/31/2009 Date of Reporting Period: 12/31/2008

Item 1. Schedule of Investments.

	Nicholas Equity Income Fund, Inc.
	Schedule of Investments (unaudited)
	December 31, 2008

		VALUE
		-----------
COMMON STOCKS -- 90.70%
	Consumer Discretionary - Auto
	& Components - 4.08%
30,000	Autoliv, Inc.	$ 643,800
35,000	Johnson Controls, Inc.	635,600
		-----------
		1,279,400
		-----------
	Consumer Discretionary - Durables &
	Apparel - 8.24%
8,000	Fortune Brands, Inc.	330,240
12,800	National Presto Industries, Inc.	985,600
10,000	V.F. Corporation	547,700
21,800	Weyco Group, Inc.	720,490
		-----------
		2,584,030
		-----------
	Consumer Discretionary - Services - 3.73%
40,000	DineEquity, Inc.	462,400
45,000	Jackson Hewitt Tax Service Inc.	706,050
		-----------
		1,168,450
		-----------
Consumer Staples - Food & Staple Retail - 8.35%
50,000	SUPERVALU INC.	730,000
20,000	Village Super Market, Inc.	1,147,800
30,000	Walgreen Co.	740,100
		-----------
		2,617,900
		-----------
	Consumer Staples - Food, Beverage
	& Tobacco - 6.05%
50,000	Altria Group, Inc.	753,000
20,000	Philip Morris International Inc.	870,200
51,215	Rocky Mountain Chocolate Factory, Inc.	271,951
		-----------
		1,895,151
		-----------
	Energy - 11.44%
13,000	Chevron Corporation	961,610
33,000	Crosstex Energy, Inc.	128,700
60,000	Crosstex Energy, L.P.	262,200
75,000	Dorchester Minerals, L.P.	1,190,250
20,363	Hiland Holdings GP, LP	48,057
30,000	Kayne Anderson Energy Total Return Fund, Inc.	345,000
40,000	Kayne Anderson MLP Investment Company	652,000
		-----------
		3,587,817
		-----------
	Financials - Banks - 3.50%
24,000	Associated Banc-Corp	502,320
20,000	National Penn Bancshares, Inc.	290,200
71,700	Severn Bancorp, Inc.	306,159
		-----------
		1,098,679
		-----------
	Financials - Insurance - 2.20%
15,000	Mercury General Corporation	689,850
		-----------
	Financials - Real Estate - 2.42%
200,000	Cohen & Steers Quality Income Realty Fund, Inc.	760,000
		-----------
	Health Care - Equipment - 2.85%
10,000	Alcon, Inc.	891,900
		-----------
	Health Care - Pharmaceuticals &
	Biotechnology - 2.55%
15,000	Abbott Laboratories	800,550
		-----------
	Industrials - Capital Goods - 11.79%
65,000	Briggs & Stratton Corporation	1,143,350
16,000	Illinois Tool Works Inc.	560,800
100,000	Oshkosh Corporation	889,000
14,000	W.W. Grainger, Inc.	1,103,760
		-----------
		3,696,910
		-----------
	Industrials - Commercial Services
	& Supplies - 0.52%
10,200	Healthcare Services Group, Inc.	162,486
		-----------
	Information Technology - Software
	& Services - 2.89%
20,000	Computer Services, Inc.	470,000
10,000	Quality Systems, Inc.	436,200
		-----------
		906,200
		-----------

Materials - 9.96%
15,000	AptarGroup, Inc.	528,600
35,000	Bemis Company, Inc.	828,800
55,000	RPM International, Inc.	730,950
22,000	Stepan Company	1,033,780
-----------
3,122,130
-----------
Telecommunication Services - 1.95%
70,000	Frontier Communications Corporation	611,800
-----------
Utilities - 8.18%
50,000	Duke Energy Corporation	750,500
25,000	Integrys Energy Group, Inc.	1,074,500
60,000	TECO Energy, Inc.	741,000
-----------
2,566,000
-----------

TOTAL Common Stocks	(COST:	$33,351,575)	28,439,253
-----------

CONVERTIBLE PREFERRED STOCKS -- 4.53%
Financials - Real Estate - 2.12%
47,000	BioMed Realty Trust, Inc. 7.375% Series A
Cumulative Redeemable Preferred Stock	663,640
-----------

Health Care - Services - 2.41%
57,650	National Healthcare Corporation Series A
Convertible Preferred	756,945
-----------

TOTAL Convertible Preferred Stocks (COST: $1,921,615)	1,420,585
-----------
SHORT-TERM INVESTMENTS - 4.42%
Commercial Paper - 3.19%
$100,000	Alcoa Inc. 01/06/09, 5.10%	99,943
250,000	Volkswagen of America, Inc. 01/07/09, 6.00%	249,792
400,000	Wisconsin Energy Corporation 01/09/09, 2.00%	399,844
250,000	ITT Corporation 01/27/09, 2.50%	249,566
-----------
999,145
-----------
Variable Rate Security - 1.23%
386,839	Corporate Central Credit Union 01/02/09, 0.12%	386,839
-----------

TOTAL Short-term Investments	(COST: $ 1,385,984)	1,385,984
-----------

TOTAL SECURITY HOLDINGS -	99.65%	31,245,822
-----------

OTHER ASSETS, NET OF LIABILITIES - 0.35%	111,213
-----------
TOTAL NET ASSETS	$31,357,035
-----------
-----------

% OF NET ASSETS
* NON-INCOME PRODUCING

As of December 31, 2008, investment cost for federal tax purposes was $36,249,918 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$ 3,885,444
Unrealized depreciation	(8,889,540)
-----------
Net unrealized appreciation	$(5,004,096)
-----------
-----------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$29,859,838
Level 2 - Other Significant Observable Inputs	1,385,984
Level 3 - Significant Unobservable Inputs	--
-----------
Total	$31,245,822
-----------
-----------

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Equity Income Fund, Inc.

By: /s/ Albert O. Nicholas Name: Albert O. Nicholas Title: Principal Executive Officer Date: 02/26/2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Albert O. Nicholas Name: Albert O. Nicholas Title: Principal Executive Officer Date: 02/26/2009 By: /s/ Jeffrey T. May Name: Jeffrey T. May Title: Principal Financial Officer Date: 02/26/2009